INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Direct equity interests in subsidiaries and jointly controlled companies
On December 31, 2025 and 2024, the Company held direct equity interests in subsidiaries and jointly controlled companies, as follows:

		Equity interests
Investees	Type of investment	31.12.2025	31.12.2024	Country (Headquarters)	Core activity
Terra Networks Brasil Ltda ("Terra Networks")(1)	Controlled	100.00%	100.00%	Brasil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda ("TGLog")	Controlled	100.00%	100.00%	Brasil	Transports and logistics
POP Internet Ltda ("POP")(2)	Controlled	100.00%	100.00%	Brasil	Internet
Vivo Pay I Credit Rights Investment Fund (formerly Vivo Money I Credit Rights Investment Fund)	Controlled	100.00%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Pay II Investment Fund in Credit Rights	Controlled	—%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Pay III Investment Fund in Credit Rights (formerly Vivo Money III Investment Fund in Credit Rights)	Controlled	100.00%	—%	Brasil	Credit Rights Investment Fund
Vivo Pay Holding Financeira Ltda ("Vivo Pay")(3)	Controlled	100.00%	100.00%	Brasil	Equity participation in institutions authorized to operate by BACEN
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Controlled	98.00%	98.00%	Brasil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)(4)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)(5)	Controlled	—%	50.01%	Brasil	Consulting in information technology
Aliança Atlântica Holding B.V. ("Aliança")	Joint control	50.00%	50.00%	Holanda	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. ("VIVAE")(6)	Joint control	—%	50.00%	Brasil	Training in professional and managerial development
GUD Comercializadora de Energia S.A. ("GUD")	Joint control	50.00%	50.00%	Brasil	Generation and commercialization of customized solutions in renewable energy
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)(7)	Controlled (2025)/Joint control (2024)	75.01%	25.01%	Brasil	Technical advice on telecommunications networks

(1)Terra Networks is the sole and direct controlling shareholder of TIS, TLF01, and Samauma. TIS has been the controlling shareholder of CyberCo Brasil since December 9, 2025.
(2)POP is the sole and direct controlling company of Recicla V and Vale Saúde Sempre.
(3)Vivo Pay Holding is the direct controlling company of Vivo Pay SCD.
(4)CloudCo Brasil was the sole and direct controlling company of IPNET and IPNET USA. On July 1, 2025, and November 1, 2025, it incorporated IoTCo Brasil and IPNET (note 1.c.3).
(5)IoTCo Brasil was merged by CloudCo Brasil on July 1, 2025.
(6)There was a corporate reorganization with Vivo Ventures (note 1.c.4).
(7)There was an acquisition of corporate control (note 1.c.2).

Schedule of information on the jointly controlled subsidiaries of the Company
The following table provides a summary of information regarding the Company's wholly-owned and jointly controlled subsidiaries:

	12.31.2025
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	301,512	798	300,714	–	4,696
AIX	60,180	38,325	21,855	71,521	4,126
ACT	49	6	43	104	1
GUD	–	–	–	5,606	(3,169)
VIVAE	37,864	13,748	24,116	10,480	(13,025)

	12.31.2024
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	297,309	2,917	294,392	–	6,968
AIX	49,834	32,105	17,729	67,521	(1,648)
ACT	46	4	42	96	–
GUD	23,460	7,664	15,796	–	(4,842)
VIVAE	21,070	3,957	17,113	6,152	(5,307)
FiBrasil	2,025,664	1,157,880	867,784	391,831	(7,745)

Schedule of changes in investments
12.c. Changes in investments

	Joint control	Business combination (Note 1.c.3)	Other investments	Total investments
Balance on December 31, 2023	396,675	—	42,195	438,870
Equity income by results	(4,351)	—	—	(4,351)
Capital contribution - cash and cash equivalents (VivaE and GUD)	13,687	—	—	13,687
Investments by subsidiary Vivo Ventures	—	—	93,633	93,633
Other comprehensive income	24,566	—	(21)	24,545
Balance on December 31, 2024	430,577	—	135,807	566,384
Equity income by results	(18,227)	—	—	(18,227)
Capital contribution - cash and cash equivalents (VivaE e GUD)	14,923	—	—	14,923
Corporate reorganization of Vivo Ventures and VivaE - Investment in Vivo Ventures	(11,222)	—	—	—
Corporate reorganization of Vivo Ventures and VivaE - Gain on the remeasurement of equity interest (note 1.c.4)	6,153	—	—	6,153
Acquisition of controlling interest in FiBrasil	(372,251)	631,169	—	(372,251)
Gain on the remeasurement of the equity interest in the acquisition of control of FiBrasil (note 1.c.2)	128,750	—	—	128,750
Investments by subsidiary Vivo Ventures	—	—	94,358	94,358
Other comprehensive income	813	—	(26)	787
Balance on December 31, 2025	179,516	631,169	230,139	420,877